Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	4.17%	4.14%
Ultimate trend rate	[1]	3.78%	3.77%
Year the rate reaches the ultimate trend rate	[1]	2028	2027
Other than MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	6.50%	6.50%
Ultimate trend rate	[1]	4.50%	4.50%
Year the rate reaches the ultimate trend rate	[1]	2028	2027

[1]	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2019 and 2020, respectively.